Loan Payable	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Loan Payable

NOTE 5 – LOAN PAYABLE

On June 16, 2020, the Company entered into a financing arrangement to purchase a vehicle, and obtained a loan of $78,491, payable over a term of 72 months, interest bearing at 3.99%, with a monthly payment of principal and interest of $1,228.

	September 30, 2020	March 31, 2020
	(Unaudited)
Loan payable	$74,608	$-
Less: Current portion	(11,973)	-
Loan Payable - Non-current portion	$62,634	$-

The amount of loan payments due in the next five years ended March 31, are as follows:

2021 (Remainder)	$5,938
2022	12,212
2023	12,699
2024	13,231
2025	13,762
Thereafter	16,766
Total	$74,608

The Company recorded interest expense of $1,027 and $0 on the loan for the six months ended September 30, 2020 and 2019, respectively.